SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Restricted Stock Transactions

The following table provides a summary of our Restricted Stock transactions for the year ended December 31, 2021 (shares and units in thousands):

		Weighted-
		Average Grant
	Shares	Date Fair Value
Unvested at January 1, 2021	34,961	$5.78
Granted (1)	1,857	2.90
Vested	(5,658)	1.31
Forfeited	(356)	5.59
Unvested at December 31, 2021	30,804	$6.43
(1)	The weighted-average per share grant date fair values of Restricted Stock granted during the years ended December 31, 2020 and 2019 were $1.17 and $8.53, respectively.

Summary of Stock Option Transactions	The following table provides a summary of our stock option transactions for the year ended December 31, 2021 (stock options in thousands):

		Weighted
		Average
	Stock Options	Exercise Price
Outstanding at January 1, 2021	11,355	$5.19
Granted (1)	—	—
Exercised	—	—
Forfeited or expired	(276)	10.32
Outstanding at December 31, 2021	11,079	5.07
Exercisable at December 31, 2021	4,413	$5.17

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The stock options that were granted to a member of the Company’s executive management team during the year ended December 31, 2020, vest and become exercisable upon the achievement of both triggers as follows (stock options in thousands):

Service Trigger (1)	Stock Price Trigger (2)	Amount
December 15, 2021 (3)	$3.50	3,333
December 15, 2022	$4.50	3,333
December 15, 2023	$5.50	3,334
		10,000
(1)	Satisfied through continued employment or other service to the Company through the designated date.
(2)	Satisfied upon the Company’s common stock price closing at a price per share at or equal to the designated closing price for any ten consecutive trading days.
(3)	Vested during the year ended December 31, 2021.

Schedule of Stock Option Valuation Assumptions	Valuation assumptions used to value stock options granted during the year ended December 31, 2020 were as follows:

Expected volatility	113.6%
Expected dividend yields	—%
Risk-free rate	0.4%